Discontinued Operations - Additional Information (Details) - USD ($) $ in Billions	Jul. 27, 2021	Mar. 06, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divesture of businesses	$ 4.0
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divesture of businesses	$ 4.0	$ 4.0